Equities - Schedule of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding and exercisable beginning balance	153,500	307,000	460,500	629,000	926,000	2,107,000
Granted			0	0	1,825,000	120,000
Exercised			0	(150,000)	(433,000)	(578,000)
Expired	(153,500)	(153,500)	(153,500)	(18,500)	(1,689,000)	(723,000)
Outstanding and exercisable ending balance		153,500	307,000	460,500	629,000	926,000
Weighted average exercise price
Outstanding and exercisable beginning balance	$ 9.41	$ 9.41	$ 9.41	$ 9.35	$ 7.98	$ 9.13
Granted	0	0	0	0	9.41	9.57
Exercised	0	0	0	9.41	6.46	6.29
Expired	9.41	9.41	9.41	7.54	9.41	12.94
Outstanding and exercisable ending balance	0	9.41	9.41	9.41	9.35	7.98
Weighted average fair value per option
Outstanding and exercisable beginning balance	2.98	2.73	2.48	2.22	1.72	1.82
Granted	0	0	0	0	1.98	0.82
Exercised	0	0	0	1.43	1.88	1.58
Expired	2.98	2.47	1.98	1.43	1.77	1.95
Outstanding and exercisable ending balance	$ 0	$ 2.98	$ 2.73	$ 2.48	$ 2.22	$ 1.72